Equity Investment - Schedule of Equity Method Investment (Parenthetical) (Detail)	Dec. 31, 2015	Dec. 31, 2014
Income Statement Equity Method Investments [Line Items]
Percent of equity investments in other entity		40.00%
Alcoa Joint Venture [Member]
Income Statement Equity Method Investments [Line Items]
Percent of equity investments in other entity	60.00%
Alumina Limited [Member]
Income Statement Equity Method Investments [Line Items]
Percent of equity investments in other entity	40.00%